SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3)	12 Months Ended
Dec. 31, 2012
Trade name
Acquired intangible assets with definite lives
Estimated economic lives	5 years
Customer relationships | Minimum
Acquired intangible assets with definite lives
Estimated economic lives	3 years
Customer relationships | Maximum
Acquired intangible assets with definite lives
Estimated economic lives	10 years
SAP certificate
Acquired intangible assets with definite lives
Estimated economic lives	3 years 9 months 18 days
Contract backlogs | Minimum
Acquired intangible assets with definite lives
Estimated economic lives	3 months 18 days
Contract backlogs | Maximum
Acquired intangible assets with definite lives
Estimated economic lives	3 years 6 months
System software
Acquired intangible assets with definite lives
Estimated economic lives	10 years
Completed technology | Minimum
Acquired intangible assets with definite lives
Estimated economic lives	2 years 3 months
Completed technology | Maximum
Acquired intangible assets with definite lives
Estimated economic lives	10 years
Non-compete agreement | Minimum
Acquired intangible assets with definite lives
Estimated economic lives	3 years
Non-compete agreement | Maximum
Acquired intangible assets with definite lives
Estimated economic lives	5 years
Patent
Acquired intangible assets with definite lives
Estimated economic lives	5 years